Total
Schwab International Core Equity Fund
Schwab® International Core Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab International Core Equity Fund Schwab International Core Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab International Core Equity Fund Schwab International Core Equity Fund
Management fees	0.58%
Distribution (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.87%
Less expense reduction	(0.01%)
Total annual fund operating expenses after expense reduction	0.86%	[1]
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab International Core Equity Fund | Schwab International Core Equity Fund | USD ($)	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the fund invests primarily in the stocks of publicly traded companies located in developed market countries excluding the United States, however, the fund may also invest in stocks issued by companies located in emerging markets. Developed market countries include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The fund considers any country that is not a developed market country to be an emerging market country.
Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically invests a majority of its assets in the stocks of large-cap and mid-cap companies, but may invest a portion of its assets in small-cap companies. In addition, the portfolio managers seek to allocate the fund’s investments across different countries and geographic regions in an effort to manage the economic and socio-political risks associated with investing in a single country or limited number of countries. The fund generally does not intend to hedge its exposure to foreign currencies.
The fund seeks to assemble a portfolio with long-term performance that will exceed that of the MSCI EAFE® Index (the Index). The Index includes over 900 securities listed on the stock exchanges of certain developed market countries in Europe, Australia, Asia, and the Far East. The fund approaches risk management from the perspective of the Index. The portfolio managers seek to keep the fund’s volatility similar to that of the Index.
The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, country and sector diversification, and volatility considerations.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings International®, a model that ranks stocks of foreign companies headquartered and trading in certain foreign countries. The stocks are ranked based on factors that Schwab believes to be indicative of stocks’ performance potential. The fund may also use additional research as a component of its overall stock selection process. This research may incorporate the analysis of factors including, but not limited to, valuation, balance sheet strength, future earnings power and trading activity to identify companies expected to outperform the broader equity market. Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings International. As part of the portfolio construction process, the portfolio managers may also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings International. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks. For more information about Schwab Equity Ratings International, please see the “More About Schwab’s Research” section in the prospectus.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund may also invest in depository receipts evidencing ownership of shares of foreign issuers, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 17.18% Q4 2022 Worst Quarter: (24.88%) Q1 2020
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab International Core Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab International Core Equity Fund		19.95%	7.05%	3.79%
After Taxes on Distributions | Schwab International Core Equity Fund		19.30%	6.53%	3.30%
After Taxes on Distributions and Sale of Fund Shares | Schwab International Core Equity Fund		12.44%	5.63%	3.06%
MSCI EAFE Index (Net)	[1]	18.24%	8.16%	4.28%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.